Investments in Associates and Joint Ventures - Additional Information (Detail) - JPY (¥)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments In Associates And Joint Ventures [Abstract]
Contingent liabilities incurred in relation to interests in associates	¥ 0	¥ 0
Commitments in relation to associates	5,796,000,000	0
Contingent liabilities incurred in relation to interests in joint ventures	0	0
Commitments in relation to joint ventures	¥ 0	¥ 0